Segment Information (Notes)	9 Months Ended
Sep. 30, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment Reporting Disclosure [Text Block]
Segment Information
During the first quarter of 2014, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as three operating business segments: U.S., International and BioMimetic, based on management's change to the way it monitors performance, aligns strategies, and allocates resources which resulted in a change in our reportable segments. We determined that each of these operating segments represented a reportable segment.
Our U.S. and International segments represent the commercial, administrative and research & development activities dedicated to the respective geographies. The BioMimetic segment represents the administrative and research & development activities of the acquired BioMimetic business (sales and associated expenses for Augment® products are included within the U.S. and International segments). The Corporate category shown in the table below primarily reflects general and administrative expenses not specifically associated with the U.S., International or BioMimetic segments. These non-allocated corporate expenses relate to global administrative expenses that support all segments, including salaries and benefits of executive officers and expenses such as: information technology administration and support; corporate headquarters; legal, compliance, and corporate finance functions; insurance; and all stock-based compensation.
Management measures segment profitability using an internal operating performance measure that excludes the impact of inventory step-up amortization, charges associated with distributor conversions and related non-competes, and due diligence, transaction and transition costs associated with acquisitions.
Selected financial information related to our segments is presented below for the three and nine months ended September 30, 2015 and 2014 (in thousands):

	Three Months Ended September 30, 2015
	U.S.	International	BioMimetic	Corporate	Total
Sales	$60,394	$19,745	$—	$—	$80,139
Depreciation expense	3,500	827	46	1,895	6,268
Amortization expense	2,025	469	52	—	2,546
Segment operating income (loss)	$2,219	$(2,627)	$(3,952)	$(16,759)	$(21,119)
Other:
Inventory step-up amortization					(20)
Distributor conversion and non-compete charges					(16)
Due diligence, transaction and transition expenses					(19,887)
Operating loss					(41,042)
Interest expense, net					11,185
Other (income) expense, net					10,236
Loss before income taxes					$(62,463)
Capital expenditures	$7,154	$1,094	$11	$—	$8,259

	Three Months Ended September 30, 2014
	U.S.	International	BioMimetic	Corporate	Total
Sales	$51,297	$20,010	$—	$—	$71,307
Depreciation expense	2,414	841	108	1,291	4,654
Amortization expense	1,293	547	77	—	1,917
Segment operating income (loss)	$6,448	$(3,213)	$(2,601)	$(15,660)	$(15,026)
Other:
Inventory step-up amortization					(302)
Distributor conversion and non-compete charges					(478)
Patent Dispute Settlement					(900)
Management Changes					(1,203)
Due diligence, transaction and transition expenses					(2,740)
Operating loss					(20,649)
Interest expense, net					4,565
Other (income) expense, net					21,430
Loss before income taxes					$(46,644)
Capital expenditures	$4,267	$3,290	$—	$3,865	$11,422

	Nine Months Ended September 30, 2015
	U.S.	International	BioMimetic	Corporate	Total
Sales	$176,150	$62,343	$—	$—	$238,493
Depreciation expense	9,693	2,330	127	4,816	16,966
Amortization expense	6,132	1,402	142	—	7,676
Segment operating income (loss)	$8,021	$(8,658)	$(11,051)	$(53,643)	$(65,331)
Other:
Inventory step-up amortization					(69)
Distributor conversion and non-compete charges					(65)
Due diligence, transaction and transition expenses					(43,040)
Operating loss					(108,505)
Interest expense, net					29,793
Other (income) expense, net					7,395
Loss before income taxes					$(145,693)
Capital expenditures	$30,361	$3,572	$55	$25	$34,013

	Nine Months Ended September 30, 2014
	U.S.	International	BioMimetic	Corporate	Total
Sales	$149,591	$65,142	$—	$—	$214,733
Depreciation expense	7,093	2,246	324	3,831	13,494
Amortization expense	3,820	1,663	231	1	5,715
Segment operating income (loss)	$12,914	$(2,385)	$(9,385)	$(52,658)	$(51,514)
Other:
Inventory step-up amortization					(1,521)
Distributor conversion and non-compete charges					(1,698)
Patent Dispute Settlement					(900)
Management Changes					(1,203)
Due diligence, transaction and transition expenses					(16,030)
Operating loss					(72,866)
Interest expense, net					12,873
Other (income) expense, net					54,986
Loss before income taxes					$(140,725)
Capital expenditures	$13,464	$7,597	$39	$14,606	$35,706
Assets in the U.S., International and BioMimetic segments are those assets used exclusively in the operations of each business segment or allocated when used jointly. Assets in the Corporate category are principally cash and cash equivalents, derivative asset, property, plant and equipment associated with our corporate infrastructure, assets associated with OrthoRecon insurance receivables, assets associated with income taxes, and in 2014, marketable securities. Total assets by business segment as of September 30, 2015 and December 31, 2014 are as follows (in thousands):

	September 30, 2015
	U.S.	International	BioMimetic	Corporate	Total
Total assets	$437,509	$115,976	$21,609	$390,441	$965,535

	December 31, 2014
	U.S.	International	BioMimetic	Corporate	Total
Total assets	$450,055	$94,412	$17,924	$330,285	$892,676

Our principal geographic regions consist of the United States, Europe (which includes the Middle East and Africa), and Other (which principally represents Asia, Australia, Canada, and Latin America). The following table presents net sales by geographic area for the three and nine months ended September 30, 2015 and 2014 are as follows (in thousands):

	Three Months Ended			Nine Months Ended
Geographic	September 30, 2015	September 30, 2014	% change	September 30, 2015	September 30, 2014	% change
United States	$60,394	$51,297	17.7%	$176,150	$149,591	17.8%
Europe	10,718	11,180	(4.1%)	34,951	36,615	(4.5%)
Other	9,027	8,830	2.2%	27,392	28,527	(4.0%)
Total net sales	$80,139	$71,307	12.4%	$238,493	$214,733	11.1%

Long-lived assets by geographic area as of September 30, 2015 and December 31, 2014 are as follows (in thousands):

Long-Lived Assets:	September 30, 2015	December 31, 2014
United States	$110,994	$92,822
Europe	8,165	8,065
Other	3,291	3,348
Total	$122,450	$104,235